Operating Segments and Related Disclosures (Tables)	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
Customers that Represented More than 10% of Net Sales

Customers that represented more than 10% of net sales for the periods presented are as follows:

	Three months ended May 31,		Six months ended May 31,
	2013	2012	2013	2012
Raytheon	42%	37%	43%	36%
Lockheed Martin	31%	32%	31%	30%
United Launch Alliance	12%	*	*	*

*	Less than 10%.

Customers that represented more than 10% of net sales for the fiscal years presented are as follows:

	Year Ended
	2012	2011	2010
Raytheon Company (“Raytheon”)	37%	36%	37%
Lockheed Martin Corporation (“Lockheed Martin”)	32	28	27

Selected Financial Information for Each Reportable Segment

Selected financial information for each reportable segment is as follows:

	Three months ended May 31,		Six months ended May 31,
	2013	2012	2013	2012
	(In millions)
Net Sales:
Aerospace and Defense	$285.4	$247.7	$527.7	$448.0
Real Estate	1.2	2.2	2.6	3.8

Total Net Sales	$286.6	$249.9	$530.3	$451.8

Segment Performance:
Aerospace and Defense	$36.4	$27.6	$65.6	$52.5
Environmental remediation provision adjustments	(1.2)	(2.3)	(0.6)	(2.8)
Retirement benefit plan expense	(10.8)	(4.7)	(21.5)	(9.4)
Unusual items (see Note 13)	(1.7)	(0.2)	(1.6)	(0.4)

Aerospace and Defense Total	22.7	20.4	41.9	39.9
Real Estate	1.0	0.9	2.0	2.0

Total Segment Performance	$23.7	$21.3	$43.9	$41.9

Reconciliation of segment performance to (loss) income from continuing operations before income taxes:
Segment performance	$23.7	$21.3	$43.9	$41.9
Interest expense	(12.6)	(5.8)	(23.8)	(11.8)
Interest income	0.1	0.1	0.2	0.3
Stock-based compensation expense	(3.1)	(1.3)	(6.3)	(2.2)
Corporate retirement benefit plan expense	(5.3)	(5.6)	(10.5)	(11.1)
Corporate and other	(7.8)	(3.7)	(11.7)	(7.4)
Unusual items (see Note 13)	(4.6)	(0.4)	(10.6)	(0.4)

(Loss) income from continuing operations before income taxes	$(9.6)	$4.6	$(18.8)	$9.3

Selected financial information for each reportable segment was as follows:

	Year Ended
	2012	2011	2010
	(In millions)
Net Sales:
Aerospace and Defense	$986.1	$909.7	$850.7
Real Estate	8.8	8.4	7.2

Total	$994.9	$918.1	$857.9

Segment Performance:
Aerospace and Defense	$115.5	$108.6	$99.6
Environmental remediation provision adjustments	(11.4)	(8.9)	(0.2)
Retirement benefit plan expense	(18.9)	(21.0)	(29.3)
Unusual items (see Note 14)	(0.7)	(4.1)	(2.8)

Aerospace and Defense Total	84.5	74.6	67.3

Real Estate	3.7	5.6	5.3

Total	$88.2	$80.2	$72.6

Reconciliation of segment performance to income from continuing operations before income taxes:
Segment Performance	$88.2	$80.2	$72.6
Interest expense	(22.3)	(30.8)	(37.0)
Interest income	0.6	1.0	1.6
Stock-based compensation	(6.5)	(3.7)	(0.4)
Corporate retirement benefit plan expense	(22.1)	(25.4)	(12.6)
Corporate and other expenses	(12.7)	(10.8)	(21.5)
Corporate unusual items (see Note 14)	(12.0)	(1.5)	(0.6)

Income from continuing operations before income taxes	$13.2	$9.0	$2.1

Aerospace and Defense	$37.2	$21.1	$18.2
Real Estate	—	—	—
Corporate	—	—	4.4

Capital Expenditures, cash and non-cash	$37.2	$21.1	$22.6

Aerospace and Defense	$21.7	$24.3	$27.6
Real Estate	0.6	0.3	0.3
Corporate	—	—	—

Depreciation and Amortization	$22.3	$24.6	$27.9

Components of Assets

	As of November 30,
	2012	2011
	(In millions)
Aerospace and Defense(1)	$637.6	$622.8
Real Estate	82.3	79.1

Identifiable assets	719.9	701.9
Corporate	199.4	237.6

Assets	$919.3	$939.5

(1)	The Aerospace and Defense operating segment had $94.9 million of goodwill as of November 30, 2012 and 2011. In addition, as of November 30, 2012 and 2011 intangible assets balances were $13.9 million and $15.4 million, respectively, for the Aerospace and Defense operating segment.